UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar. 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	12-May-04

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	1,407,020

List of Other Included Managers:	NONE
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						FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/		SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP	(x $1000)	PRN AMT		PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	    NONE

AMERICAN INTL GROUP INC	COM	026874 10 7	73,846		  1,034,982	SH		SOLE	NONE	    790,388	0	    244,594
BERKSHIRE HATHAWAY INC DEL	CL A	084670 10 8	      840		                  9	SH		SOLE	NONE	                9	0	                0
BEST BUY INC		COM	086516 10 1	86,632		  1,675,029	SH		SOLE	NONE	1,290,418	0	    384,611
CAPITAL ONE FINL CORP	COM	14040H 10 5	39,463		      523,169	SH		SOLE	NONE	   401,054	0	    122,115
CARDINAL HEALTH INC		COM	14149Y 10 8	74,887		   1,086,893	SH		SOLE	NONE	   844,362	0	    242,531
DELL INC			COM	24702R 10 1	76,363		   2,271,357	SH		SOLE	NONE	1,753,695	0	    517,662
DISNEY WALT CO		COM DISNEY	254687 10 6	65,646		   2,626,901	SH		SOLE	NONE	1,958,766	0	    668,135
FIRST DATA CORP		COM	319963 10 4	71,182		   1,688,374	SH		SOLE	NONE	1,308,063	0	    380,311
FISERV INC		COM	337738 10 8	68,947		   1,927,516	SH		SOLE	NONE	1,488,091	0	    439,425
HOME DEPOT INC		COM	437076 10 2	74,514		   1,994,483	SH		SOLE	NONE	1,515,359	0	    479,124
INTUIT			COM	461202 10 3	63,436		   1,421,376	SH		SOLE	NONE	1,112,497	0	    308,879
JDS UNIPHASE CORP		COM	46612J 10 1	45,518		 11,183,774	SH		SOLE	NONE	8,829,165	0	2,354,609
KOHLS CORP		COM	500255 10 4	64,665		   1,337,992	SH		SOLE	NONE	1,034,035	0	    303,957
MICROCHIP TECHONOLOGY INC	COM	595017 10 4	70,316		   2,661,459	SH		SOLE	NONE	2,067,250	0	    594,209
PEPSICO INC		COM	713448 10 8	      334		           6,205	SH		SOLE	NONE	        1,630	0	         4,575
PFIZER INC		COM	717081 10 3	66,508		   1,897,522	SH		SOLE	NONE	1,474,670	0	    422,852
QUEST DIAGNOSTICS INC	COM	74834L 10 0	82,386		      994,644	SH		SOLE	NONE	   753,520	0	    241,124
SLM CORP		COM	78442P 10 6	72,363		   1,729,105	SH		SOLE	NONE	1,332,493	0	    396,612
TARGET CORP		COM	87612E 10 6	83,404		   1,851,786	SH		SOLE	NONE	1,392,127	0	    459,659
TEVA PHARMACEUTICAL INDS LTD	ADR	881624 20 9	72,221		   1,139,671	SH		SOLE	NONE	   883,071	0	    256,600
WALGREEN CO		COM	931422 10 9	68,377		   2,075,167	SH		SOLE	NONE	1,594,931	0	    480,236
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	85,172		   1,227,795	SH		SOLE	NONE	   931,329	0	    296,466